Contingencies and related obligations (Details) - Prudential Assurance Malaysia Berhad	Dec. 31, 2023
Contingencies and related obligations
Legal and beneficial ownership percentage under litigation	49.00%
Proportion of ownership interest in subsidiary	51.00%
Percentage of consolidation of entity	100.00%